Federated MDT Large Cap Growth Fund
Portfolio of Investments
October 31, 2019 (unaudited)
Shares			Value
		COMMON STOCKS—98.2%
		Communication Services—12.4%
5,356	[1]	Alphabet, Inc., Class A	$6,742,133
2,373	[1]	Charter Communications, Inc.	1,110,232
9,100	[1,2]	Discovery, Inc., Class A	245,290
16,398	[1]	Facebook, Inc.	3,142,677
12,729	[1]	Live Nation Entertainment, Inc.	897,394
47,498	[1,2]	MSG Networks, Inc.	769,943
6,730	[1]	Take-Two Interactive Software, Inc.	809,955
1,007	[1]	Twitter, Inc.	30,180
20,898		Verizon Communications, Inc.	1,263,702
		TOTAL	15,011,506
		Consumer Discretionary—15.2%
3,023	[1]	Amazon.com, Inc.	5,370,843
130	[1]	AutoZone, Inc.	148,769
61	[1]	Booking Holdings, Inc.	124,975
4,326	[1]	Burlington Stores, Inc.	831,327
172	[1]	Chipotle Mexican Grill, Inc.	133,844
16,657		Dunkin' Brands Group, Inc.	1,309,573
10,272		eBay, Inc.	362,088
23,201		Expedia Group, Inc.	3,170,649
25,317		Ford Motor Co.	217,473
5,804	[1]	Fossil, Inc.	63,148
4,516	[1,2]	GNC Holdings, Inc.	11,922
8,984		Hilton Worldwide Holdings, Inc.	871,089
1,216		Home Depot, Inc.	285,249
12,881		Lowe's Cos., Inc.	1,437,648
1,132	[1]	Lululemon Athletica, Inc.	231,234
11,628		Starbucks Corp.	983,264
6,875	[1]	Tempur Sealy International, Inc.	625,281
9,449		Tupperware Brands Corp.	90,994
29,559		Wyndham Destinations, Inc.	1,371,833
6,576		Yum! Brands, Inc.	668,845
		TOTAL	18,310,048
		Consumer Staples—3.9%
11,180		Church and Dwight, Inc.	781,929
4,301		Costco Wholesale Corp.	1,277,870
8,591		Estee Lauder Cos., Inc., Class A	1,600,246
12,348		Flowers Foods, Inc.	268,199
2,539		Hershey Foods Corp.	372,903
379		Kimberly-Clark Corp.	50,361
2,422		PepsiCo, Inc.	332,226
950		Sysco Corp.	75,876
		TOTAL	4,759,610
		Financials—3.7%
2,069		American Express Co.	242,652
17,663		Citizens Financial Group, Inc.	621,031
769		Everest Re Group Ltd.	197,702
1,201		Intercontinental Exchange, Inc.	113,278

Shares			Value
		COMMON STOCKS—continued
		Financials—continued
556		MSCI, Inc., Class A	$130,415
8,748		Progressive Corp., OH	609,736
2,756		Prudential Financial, Inc.	251,182
9,230		RenaissanceRe Holdings Ltd.	1,727,672
1,898		S&P Global, Inc.	489,665
2,300	[2]	Waddell & Reed Financial, Inc., Class A	38,088
		TOTAL	4,421,421
		Health Care—14.2%
12,417	[1]	Alexion Pharmaceuticals, Inc.	1,308,752
8,012		AmerisourceBergen Corp.	684,065
2,685		Amgen, Inc.	572,576
9,306		Baxter International, Inc.	713,770
1,628	[1]	Biogen, Inc.	486,300
976		Chemed Corp.	384,456
1,255	[1]	Edwards Lifesciences Corp.	299,167
5,353		Eli Lilly & Co.	609,974
12,247		HCA Healthcare, Inc.	1,635,464
1,115	[1]	IDEXX Laboratories, Inc.	317,786
1,142	[1]	IQVIA Holdings, Inc.	164,928
6,756	[1]	Incyte Genomics, Inc.	566,964
1,317	[1]	Intuitive Surgical, Inc.	728,235
4,018	[1]	Jazz Pharmaceuticals PLC	504,781
6,759		Merck & Co., Inc.	585,735
1,784	[1]	Molina Healthcare, Inc.	209,870
13,214		Stryker Corp.	2,857,792
7,157	[1]	Veeva Systems, Inc.	1,015,077
4,560	[1]	Vertex Pharmaceuticals, Inc.	891,389
20,198		Zoetis, Inc.	2,583,728
		TOTAL	17,120,809
		Industrials—8.9%
597		Alaska Air Group, Inc.	41,450
836		Boeing Co.	284,165
2,621	[1]	CoStar Group, Inc.	1,440,292
18,944		Heico Corp.	2,336,553
13,961	[1]	Jet Blue Airways Corp.	269,447
14,087		KAR Auction Services, Inc.	350,203
3,984		L3Harris Technologies, Inc.	821,939
10,210		Lockheed Martin Corp.	3,845,903
286		Northrop Grumman Corp.	100,809
28,428		Pitney Bowes, Inc.	125,083
3,882		R.R. Donnelley & Sons Co.	16,926
8,054		TransUnion	665,421
3,868		United Parcel Service, Inc.	445,478
		TOTAL	10,743,669
		Information Technology—36.9%
4,952	[1]	Adobe, Inc.	1,376,309
5,058	[1]	Akamai Technologies, Inc.	437,517
14,351	[1]	Ansys, Inc.	3,159,373
30,767		Apple, Inc.	7,653,599
17,030		Automatic Data Processing, Inc.	2,762,777
1,211		Booz Allen Hamilton Holding Corp.	85,218

Shares			Value
		COMMON STOCKS—continued
		Information Technology—continued
1,724		CDW Corp.	$220,517
35,115	[1]	Cadence Design Systems, Inc.	2,294,765
973	[1]	EPAM Systems, Inc.	171,209
1,311	[1]	F5 Networks, Inc.	188,889
1,236	[1]	Fair Isaac & Co., Inc.	375,793
1,497	[1]	Fiserv, Inc.	158,892
5,806	[1]	Fortinet, Inc.	473,537
19,186		Global Payments, Inc.	3,245,887
5,952		Intuit, Inc.	1,532,640
3,553		KLA Corp.	600,599
1,189	[1]	Keysight Technologies, Inc.	119,982
452	[1]	Manhattan Associates, Inc.	33,877
16,126		Mastercard, Inc.	4,463,838
46,675		Microsoft Corp.	6,691,795
7,508		Motorola, Inc.	1,248,731
3,455		Paychex, Inc.	288,976
4,054	[1]	Paycom Software, Inc.	857,543
10,631	[1]	PayPal Holdings, Inc.	1,106,687
7,215	[1]	Salesforce.com, Inc.	1,129,075
1,326	[1]	Synopsys, Inc.	180,005
137	[1]	Tyler Technologies, Inc.	36,787
7,946		Universal Display Corp.	1,590,630
5,303	[1]	WEX, Inc.	1,003,222
39,295		Western Union Co.	984,733
		TOTAL	44,473,402
		Materials—0.5%
1,426		Grace (W.R.) & Co.	94,758
5,511		Scotts Miracle-Gro Co.	553,249
		TOTAL	648,007
		Real Estate—2.5%
1,166		American Tower Corp.	254,282
2,438		Crown Castle International Corp.	338,370
9,888		SBA Communications, Corp.	2,379,547
		TOTAL	2,972,199
		TOTAL COMMON STOCKS (IDENTIFIED COST $98,468,611)	118,460,671
		INVESTMENT COMPANIES—2.4%
790,345		Federated Government Obligations Fund, Premier Shares, 1.75%[3]	790,345
2,096,632		Federated Institutional Prime Value Obligations Fund, Institutional Shares, 1.93%[3]	2,097,261
		TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $2,887,320)	2,887,606
		TOTAL INVESTMENT IN SECURITIES—100.6% (IDENTIFIED COST $101,355,931)	121,348,277
		OTHER ASSETS AND LIABILITIES - NET—(0.6)%[4]	(683,897)
		TOTAL NET ASSETS—100%	$120,664,380

Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended October 31, 2019, were as follows:
	Federated Government Obligations Fund, Premier Shares*	Federated Institutional Prime Value Obligations Fund, Institutional Shares	Total Affiliated Transactions
Balance of Shares Held 7/31/2019	145,725	2,521,943	2,667,668
Purchases/Additions	2,612,520	9,745,330	12,357,850
Sales/Reductions	(1,967,900)	(10,170,641)	(12,138,541)
Balance of Shares Held 10/31/2019	790,345	2,096,632	2,886,977
Value	$790,345	$2,097,261	$2,887,606
Change in Unrealized Appreciation/Depreciation	N/A	$(302)	$(302)
Net Realized Gain/(Loss)	N/A	$254	$254
Dividend Income	$ 969	$6,185	$ 7,154
*	All or a portion of the balance/activity for the fund relates to cash collateral received on securities lending transactions.
1	Non-income-producing security.
2	All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers.
As of October 31, 2019, securities subject to this type of arrangement and related collateral were as follows:
Market Value of Securities Loaned	Collateral Received
$760,250	$790,345
3	7-day net yield.
4	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at October 31, 2019.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees (the “Trustees”).
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated MDTA LLC (the “Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of October 31, 2019, all investments of the Fund utilized Level 1 inputs in valuing the Fund's assets carried at fair value.